FINANCIAL INSTRUMENTS AND RISKS - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 19,853.3	R$ 18,911.7
Fair Value Assets	271.8	597.4
Fair Value Liability	(719.4)	(421.1)
Gain (loss) Finance Result	(3,075.2)	(2,113.5)
Gain (loss) Operational Result	452.7	1,710.2
Gain (loss) Equity	134.3	2,277.4
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	4,809.9	3,179.9
Fair Value Assets	100.8	455.3
Fair Value Liability	(376.0)	(41.2)
Gain (loss) Finance Result	63.5	(126.8)
Gain (loss) Operational Result	(32.3)	1,168.1
Gain (loss) Equity	(475.0)	684.7
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	14,874.7	15,516.2
Fair Value Assets	157.7	136.2
Fair Value Liability	(342.9)	(378.4)
Gain (loss) Finance Result	(3,139.2)	(1,970.7)
Gain (loss) Operational Result	477.1	541.8
Gain (loss) Equity	596.6	1,792.7
Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	32.2	31.8
Fair Value Assets	1.9
Fair Value Liability		(0.8)
Gain (loss) Finance Result	(0.7)	(0.1)
Gain (loss) Operational Result	(0.3)	0.5
Gain (loss) Equity	1.2	(1.9)
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	136.5	183.8
Fair Value Assets	11.4	5.9
Fair Value Liability	(0.5)	(0.7)
Gain (loss) Finance Result	1.2	(15.9)
Gain (loss) Operational Result	8.2	(0.2)
Gain (loss) Equity	11.5	(198.1)
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional	226.8	1,111.4
Fair Value Assets	1.5	1.1
Fair Value Liability	(5.4)	(53.3)
Gain (loss) Finance Result	(5.9)	(368.8)
Gain (loss) Operational Result	4.9	105.3
Gain (loss) Equity	(13.0)	103.2
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional	226.8	1,111.4
Fair Value Assets	1.5	1.1
Fair Value Liability	(5.4)	(53.3)
Gain (loss) Finance Result	(5.9)	(368.8)
Gain (loss) Operational Result	4.9	105.3
Gain (loss) Equity	(13.0)	103.2
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	204.9	365.8
Fair Value Assets	0.5	0.5
Fair Value Liability	(4.6)	(18.1)
Gain (loss) Finance Result	(42.5)	(124.5)
Gain (loss) Operational Result	9.1	36.9
Gain (loss) Equity	(14.8)	192.9
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	204.9	365.8
Fair Value Assets	0.5	0.5
Fair Value Liability	(4.6)	(18.1)
Gain (loss) Finance Result	(42.5)	(124.5)
Gain (loss) Operational Result	9.1	36.9
Gain (loss) Equity	(14.8)	192.9
Cash U [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result	(17.1)
U S Dollars Cash [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result	(17.1)
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional	20,285.0	20,388.9
Fair Value Assets	273.8	599.0
Fair Value Liability	(729.4)	(492.5)
Gain (loss) Finance Result	(3,140.7)	(2,528.8)
Gain (loss) Operational Result	466.7	1,852.4
Gain (loss) Equity	R$ 106.5	2,573.5
Total equity exposure [member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result		78.0
Stock exchange prices risk portion of equity exposure [member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result		R$ 78.0